Income Taxes - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2013
Income Taxes [Line Items]
Tax refund	$ 1,368,000	$ 687,000	$ 1,368,000	$ 1,617,000	$ 1,368,000	$ 10,239,000
Income tax benefits attributable to stock-based compensation		2,508,000	2,368,000	777,000
Foreign pretax loss		10,557,000	10,227,000	5,473,000
Deferred tax asset recognized	5,379,000	171,781,000	5,379,000		5,379,000
Valuation allowance, Reversed				3,644,000
Tax deduction, percentage		9.00%
Increased net earnings		3,239,000	3,979,000	0
Increased net earnings, per share	$ 0.09	$ 0.05	$ 0.09	$ 0	$ 0.09
Operating loss carryforwards, expiration dates		2034
Deferred tax asset, valuation allowance	5,006,000	5,084,000	5,006,000		5,006,000
Domestic and foreign tax credits, valuation allowance	852,000	1,049,000	852,000		852,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax		28,800,000
Deferred tax liabilities, goodwill		0
Undistributed net earnings		29,400,000
Increase noncurrent deferred tax liabilities	1,334,000	268,000
Unrecognized tax benefits that would impact effective tax rate	6,301,000	9,362,000	6,301,000	14,386,000	6,301,000
Estimated unrecognized tax benefits, decrease as a result of tax position taken in prior years		10,547,000
Expiration date of statute of limitations			2009
Tax refund, Per share	$ 0.03	$ 0.01	$ 0.03	$ 0.04	$ 0.03
Interest expense on accrual for uncertain tax positions		266,000	1,446,000	119,000
Noncurrent Liability
Income Taxes [Line Items]
Accrued interest	191,000	398,000	191,000		191,000
Tax benefit on interest accrued for uncertain tax positions	125,000	182,000	125,000		125,000
Current Liability
Income Taxes [Line Items]
Accrued interest	227,000	209,000	227,000		227,000
Tax benefit on interest accrued for uncertain tax positions	148,000	133,000	148,000		148,000
Current Asset
Income Taxes [Line Items]
Accrued interest	344,000	344,000	344,000		344,000
Tax Benefit On Interest Accrued For Uncertain Tax Positions	225,000	225,000	225,000		225,000
Earliest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations		2010
Open tax years		2010
Latest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations		2011
Open tax years		2014
Canadian Subsidiary
Income Taxes [Line Items]
Unrecognized tax benefits					0
Federal Tax Authority Member
Income Taxes [Line Items]
Operating loss carryforwards, amount		465,467,000
Federal and State Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount		710,163,000
State Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	121,977,000	244,696,000	121,977,000		121,977,000
Domestic Tax Authority
Income Taxes [Line Items]
Domestic and foreign tax credits, amount	2,354,000	3,682,000	2,354,000		2,354,000
Domestic Tax Authority | Federal Tax Authority Member
Income Taxes [Line Items]
Domestic and foreign tax credits, expiration dates		2025
Maximum
Income Taxes [Line Items]
Domestic and foreign tax credits, expiration dates		2018
Bahamas Subsidiary
Income Taxes [Line Items]
Deferred tax asset recognized	$ 0	$ 0	$ 0	$ 0	$ 0